Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 30,983	$ 27,762	$ 31,925
Cost of revenues	10,042	8,866	8,578
Gross profit	20,941	18,896	23,347
Operating expenses:
Research and development, net	8,656	8,842	11,101
Sales and marketing	10,814	8,466	11,609
General and administrative	6,645	6,123	7,906
Adjustment to earn-out consideration	893	(75)	(744)
Total operating expenses	27,008	23,356	29,872
Operating loss	(6,067)	(4,460)	(6,525)
Other income (expense), net	(1)	27	187
Financial expenses, net	(147)	(243)	(874)
Loss before taxes on income	(6,215)	(4,676)	(7,212)
Tax benefit (expense)	2	(123)	196
Loss	$ (6,213)	$ (4,799)	$ (7,016)
Basic and diluted loss per share	$ (0.16)	$ (0.14)	$ (0.25)
Weighted average number of shares used in computing basic loss per share	39,135,321	34,315,638	28,598,323
Weighted average numbers of shares used in computing diluted loss per share	39,135,321	34,315,638	28,598,323